Loans, Impaired Loans, and Allowance for Credit Losses (Narrative) (Details) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Foreclosed assets held for sale	$ 103	$ 101